INCOME TAXES (Details 7) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Loan provision	$ 123,100	$ 97,853
Accrued interest and indexation past due portfolio	6,970	6,958
Unaccrued price difference	220	142
Personnel provisions	12,550	12,526
Miscellaneous provisions	34,028	44,219
Subsidiary tax loss	71,919	1,841
Net tax value of amortizable assets	20,683	18,557
Depreciation of property, plant and equipment	(45,856)	(27,772)
Lease division and others	29,567	24,994
Market value of financial instruments	(38,989)	(40,543)
Intangible assets Corpbanca Colombia		(1,878)
Intangible assets mercantile credit Corpbanca Colombia		67
Intagration Itau Corpbanca	(68,297)	(64,379)
Others	(31,564)	(19,456)
Total asset (liability), net	114,331	53,129
Chile [Member]
Disclosure of geographical areas [line items]
Loan provision	93,864	73,019
Accrued interest and indexation past due portfolio	6,970	6,958
Unaccrued price difference	220	142
Personnel provisions	7,829	4,899
Miscellaneous provisions	28,582	7,627
Subsidiary tax loss	16,607	1,201
Net tax value of amortizable assets	20,683	18,557
Depreciation of property, plant and equipment	(34,308)	(23,864)
Lease division and others	25,392	19,823
Market value of financial instruments	(12,259)	(12,554)
Intangible assets Corpbanca Colombia		(1,512)
Intangible assets mercantile credit Corpbanca Colombia
Intagration Itau Corpbanca	(18,139)	(8,652)
Others	(9,577)	1,726
Total asset (liability), net	125,864	87,370
New York [Member]
Disclosure of geographical areas [line items]
Loan provision	11,615	8,846
Accrued interest and indexation past due portfolio
Unaccrued price difference
Personnel provisions	282	1,885
Miscellaneous provisions	1,221	14,058
Subsidiary tax loss	9,146	640
Net tax value of amortizable assets
Depreciation of property, plant and equipment
Lease division and others
Market value of financial instruments
Intangible assets Corpbanca Colombia
Intangible assets mercantile credit Corpbanca Colombia
Intagration Itau Corpbanca
Others	(7,496)	(2,089)
Total asset (liability), net	14,768	23,340
Colombia [Member]
Disclosure of geographical areas [line items]
Loan provision	17,621	15,988
Accrued interest and indexation past due portfolio
Unaccrued price difference
Personnel provisions	4,439	5,742
Miscellaneous provisions	4,225	22,534
Subsidiary tax loss	46,166
Net tax value of amortizable assets
Depreciation of property, plant and equipment	(11,548)	(3,908)
Lease division and others	4,175	5,171
Market value of financial instruments	(26,730)	(27,989)
Intangible assets Corpbanca Colombia		(366)
Intangible assets mercantile credit Corpbanca Colombia		67
Intagration Itau Corpbanca	(50,158)	(55,727)
Others	(14,491)	(19,093)
Total asset (liability), net	$ (26,301)	$ (57,581)